Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Effect of Components Excluded From the Assessment of Hedge Effectiveness on the Consolidated Statements of Income
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2021 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,249)	¥6	¥0
Options held/written and other	0	0	32
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2022 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,233)	¥9	¥0
Options held/written and other	0	0	31
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2022 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥422,938	¥1,147	—	¥0	¥0
Installment Loans	28,836	55	—	0	0

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2023 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(12,299)	¥20	¥0
Options held/written and other	0	0	55
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2023 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥470,204	¥(1,107)	—	¥0	¥0
Installment Loans	13,969	(1)	—	0	0

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting
Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2022 and 2023 are as follows.
March 31, 2022

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥511,224	¥9,570	Other Assets	¥8,170	Other Liabilities
Options held/written and other	847	11	Other Assets	0	—
Futures, foreign exchange contracts	944,282	445	Other Assets	51,953	Other Liabilities
Foreign currency swap agreements	78,445	126	Other Assets	4,518	Other Liabilities
Foreign currency long-term debt	690,381	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥432	¥0	—	¥12	Other Liabilities
Options held/written and other	794,774	25,653	Other Assets	21,562	Other Liabilities
Futures, foreign exchange contracts*	725,685	15,561	Other Assets	19,490	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥15,088 million and foreign exchange contracts of ¥7,415 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2022, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥79 million and ¥57 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,325 million and ¥378 million at March 31, 2022, respectively.

March 31, 2023

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥568,864	¥22,798	Other Assets	¥3,311	Other Liabilities
Options held/written and other	9,486	52	Other Assets	88	Other Liabilities
Futures, foreign exchange contracts	933,988	2,735	Other Assets	26,217	Other Liabilities
Foreign currency swap agreements	99,878	1,325	Other Assets	2,426	Other Liabilities
Foreign currency long-term debt	748,396	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥464	¥0	—	¥8	Other Liabilities
Options held/written and other	632,211	30,435	Other Assets	28,335	Other Liabilities
Futures, foreign exchange contracts*	788,361	15,050	Other Assets	10,978	Other Liabilities
Credit derivatives held/written	1,098	3	Other Assets	3	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥14,758 million and foreign exchange contracts of ¥5,554 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2023, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥52 million and ¥12 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥200 million and ¥179 million at March 31, 2023, respectively.

Credit Derivatives
The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of March 31, 2023 are as follows and there are no credit derivatives written as of March 31, 2022.

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying refence company*	¥1,000	Less than five years	¥(3)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2023.

Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥5,051	¥1,522	¥0
Foreign exchange contracts	(45)	827	(585)
Foreign currency swap agreements	(6,043)	553	5,385

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥16,507	¥1,615	¥0
Foreign exchange contracts	(542)	223	487
Foreign currency swap agreements	(2,075)	559	3,030

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥23,838	¥175	¥0
Foreign exchange contracts	(184)	(893)	893
Foreign currency swap agreements	(2,268)	766	905
Options held/written and other	(48)	0	0

Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥9,533	¥0	¥(8,990)	¥0
Foreign exchange contracts	(5,032)	438	3,591	(356)

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥4,142	¥0	¥(4,068)	¥0
Foreign exchange contracts	(37,997)	5	37,659	89

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥2,633	¥0	¥(2,499)	¥0
Foreign exchange contracts	(42,947)	(412)	43,006	332

Hedges of net investment in foreign operations
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(27,128)	¥1,145	¥3,181	¥21
Borrowings and bonds in foreign currencies	(15,840)	0	0	0

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(28,498)	¥(104)	¥1,673	¥5
Borrowings and bonds in foreign currencies	(63,922)	0	0	0

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(21,316)	¥(7,874)	¥7,051	¥(252)
Borrowings and bonds in foreign currencies	(66,947)	0	0	0

Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax

(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥7	¥(13)
Futures	(9,412)	0	6,980
Foreign exchange contracts	(215)	2,085	12,814
Credit derivatives held	0	0	1
Options held/written and other	(598)	0	(2,419)

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2021 (see Note 23 “Life Insurance Operations”).

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥6	¥(22)
Futures	(1,075)	0	186
Foreign exchange contracts	20,254	1,308	38,330
Credit derivatives held	0	0	(1)
Options held/written and other	0	0	(749)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2022 (see Note 23 “Life Insurance Operations”).

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥5	¥(222)
Futures	(855)	0	(1,300)
Foreign exchange contracts	21,659	4,231	49,589
Credit derivatives held/written	0	0	3
Options held/written and other	0	0	1,828

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2023 (see Note 23 “Life Insurance Operations”).